Revenue	6 Months Ended
Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Revenue
The Company’s primary source of revenue is from chartering its vessels (Aframax tankers, Suezmax tankers and Long Range 2 (or LR2) tankers) to its customers. The Company utilizes two primary forms of contracts, consisting of voyage charters and time-charters.

The extent to which the Company employs its vessels on voyage charters versus time charters is dependent upon the Company’s chartering strategy and the availability of time charters. Spot market rates for voyage charters are volatile from period to period, whereas time charters provide a stable source of monthly revenue. The Company also provides ship-to-ship support services, which include managing the process of transferring cargo between seagoing ships positioned alongside each other, either stationary or underway, as well as commercial management services to third-party owners of vessels. Finally, prior to April 30, 2020, the Company managed liquefied natural gas (or LNG) terminals and procured LNG-related goods for terminal owners and other customers. For descriptions of these types of contracts, see Item 18 - Financial Statements: Note 3 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2019. On April 30, 2020, the Company completed the sale of the non-US portion of its ship-to-ship support services business, as well as its LNG terminal management business (see note 15).

The following table contains a breakdown of the Company's revenue by contract type for the three and six months ended June 30, 2020 and June 30, 2019. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the ship-to-ship support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's ship-to-ship transfer segment. The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	$	$	$	$
Voyage charter revenues
Suezmax	93,985	87,001	251,705	189,009
Aframax	59,369	48,889	131,833	115,136
LR2	27,873	26,325	76,659	61,952
Full service lightering	26,699	29,280	65,207	47,475
Total	207,926	191,495	525,404	413,572

Time-charter revenues
Suezmax	31,000	1,496	46,567	3,069
Aframax	2,158	—	2,158	1,837
LR2	1,828	—	1,828	—
Total	34,986	1,496	50,553	4,906

Other revenues
Ship-to-ship support services	1,123	8,222	7,842	13,161
Commercial management	1,848	2,090	4,201	4,326
LNG terminal management, consultancy, procurement and other	609	3,704	392	9,203
Total	3,580	14,016	12,435	26,690

Total revenues	246,492	207,007	588,392	445,168

Charters-out
As at June 30, 2020, 14 (December 31, 2019 - five) of the Company’s vessels operated under fixed-rate time charter contracts, six of which are scheduled to expire in 2020, six of which are scheduled to expire in 2021 and two of which are scheduled to expire in 2022. As at June 30, 2020, the minimum scheduled future revenues to be received by the Company under these time charters were approximately $70.5 million (remainder of 2020), $41.7 million (2021) and $5.2 million (2022) (December 31, 2019 - $40.0 million (2020)). The hire payments should not be construed to reflect a forecast of total charter hire revenue for any of the periods. Future hire payments do not include hire payments generated from new contracts entered into after June 30, 2020, from unexercised option periods of contracts that existed on June 30, 2020 or from variable consideration, if any. In addition, future hire payments presented above have been reduced by estimated off-hire time for required periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. Actual amounts may vary given future events such as unplanned vessel maintenance.
Contract Liabilities
As at June 30, 2020, the Company had $7.7 million (December 31, 2019 - $7.5 million) advanced payments recognized as contract liabilities that are expected to be recognized as time-charter revenues in subsequent periods and which currently are included in other current liabilities on the Company's unaudited consolidated balance sheets.